Description of Organization and Business Operations (Details) - USD ($)						1 Months Ended	6 Months Ended	12 Months Ended
	May 15, 2023	May 10, 2023	May 05, 2023	Nov. 09, 2022	Aug. 13, 2021	Aug. 17, 2021	Jun. 30, 2023	Dec. 31, 2022	Nov. 04, 2022	May 05, 2022	Dec. 31, 2021	Feb. 28, 2021
Description of Organization and Business Operations (Details) [Line Items]
Shares consummated (in Shares)					19,780,000
Shares issued price per unit (in Dollars per share)					$ 10		$ 12	$ 9.2
Offering costs					$ 21,700,000
Deferred underwriting commission					$ 7,000,000
Exercise price per share (in Dollars per share)							$ 11.5	$ 11.5
Overfunded by sponsor						$ 12,515
Maturity days					185 days	185 days
Interest to pay dissolution expenses						$ 100,000	$ 100,000	$ 100,000
Closing of the initial public offering					21 months	21 months
Percentage of obligation to redeem public shares					100.00%	100.00%
Percentage of fair market value equal to at least of the net balance							80.00%	80.00%
Public per share (in Dollars per share)							$ 10	$ 10
Termination fee equal							2.00%
Price per share (in Dollars per share)							$ 10.24	$ 9.89		$ 10.25	$ 10.04
Aggregate amount			$ 567,032				$ 100,000,000	$ 100,000,000
Market price percentage							97.00%	96.00%
Commitment fee							$ 1,000,000	$ 1,000,000
Aggregate total subject shares (in Shares)							4,000,000	4,000,000
Maximum number of shares (in Shares)							10,000,000	10,000,000
Percentage of maximum number of shares							10.00%
maximum number of shares (in Shares)							400,000
Percentage of product							10.00%
Terminated shares description							(a) the then-current Reset Price, (b) $10.00 and (c) the VWAP for the last ten trading days of the prior month, but in no case less than $6.00
Trading days per share (in Dollars per share)							$ 3
Maturity consideration (in Shares)							2
Maturities of vellar							225.00%
Break up fee							$ 500,000
Ordinary shares of the company in aggregate (in Shares)							3,355,743	3,705,743
Redeem public shares (in Shares)		2,522,477		15,357,970			15,357,970
Redemption price per share (in Dollars per share)				$ 10.09			$ 10.09
Trust account				$ 154,900,000			$ 22,200,000	$ 154,900,000
Fair value interests amount			130,418						$ 103,231
Discount rate									1.30%
Liquidation per shares value (in Dollars per share)									$ 9.91
Redemption per share (in Dollars per share)		$ 10.32
Public shares (in Shares)							2,119,553	4,642,030
Cash and working capital							$ 12,449	$ 37,000
Working capital							12,500,000	10,200,000
Consummation of the initial public offering							25,000	25,000
Loan proceeds from the sponsor							87,000	87,000
Working capital loans							1,517,652	600,000			$ 0
Converted at the lender’s option into warrants							1,500,000	1,500,000
Net Proceeds of Initial Public Offering					$ 200,000,000
Net tangible assets								5,000,001
Trust account							$ 22,181,952	$ 47,264,548			$ 200,005,484
New African Agriculture [Member]
Description of Organization and Business Operations (Details) [Line Items]
Class A ordinary shares, par value (in Dollars per share)							$ 10
Number of shares of duly authorized (in Shares)							450,000,000
Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Public per share (in Dollars per share)								$ 10
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares consummated (in Shares)					20,000,000
Shares issued price per unit (in Dollars per share)					$ 10
Generating gross proceeds					$ 200,000,000
Interest to pay dissolution expenses							$ 100,000
Sale of the private units (in Dollars per share)					$ 12,515
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued price per unit (in Dollars per share)							$ 10	$ 10
Generating gross proceeds							$ 6,600,000	$ 6,600,000
Shares consummated (in Shares)					200,000,000		655,000	655,000
maximum number of shares (in Shares)							655,000	655,000
Sale of the private units (in Dollars per share)							$ 10	$ 10
Vellar [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of maximum number of shares							5.00%
maximum number of shares (in Shares)							200,000
Sale of the private units (in Dollars per share)							$ 0.05
Founder Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)									$ 0.13
Fair value interests amount			$ 130,418				$ 64,264
Price per share (in Shares)			0.23
Discount rate							2.20%
Liquidation per shares value (in Dollars per share)							$ 10.25
Public Utilities [Member]
Description of Organization and Business Operations (Details) [Line Items]
Trust account							$ 26,000,000
Public Utilities [Member]
Description of Organization and Business Operations (Details) [Line Items]
Public per share (in Dollars per share)							$ 10
Class A Ordinary Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued price per unit (in Dollars per share)							0.0001	0.0001
Class A ordinary shares, par value (in Dollars per share)					$ 0.0001		0.0001	$ 0.0001			$ 0.0001
Exercise price per share (in Dollars per share)							$ 11.5
Number of shares of duly authorized (in Shares)							500,000,000	500,000,000			500,000,000
Percentage of non redeemed shares							3.50%
Conversion of class B ordinary shares (in Shares)							3,774,553
Ordinary shares outstanding (in Shares)							1,655,000	655,000			655,000
Class B Ordinary Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued price per unit (in Dollars per share)							$ 0.0001	$ 0.0001
Class A ordinary shares, par value (in Dollars per share)							$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Number of shares of duly authorized (in Shares)							50,000,000	50,000,000			50,000,000
Sale of the private units (in Dollars per share)												$ 0.003
Convert shares (in Shares)	1,000,000
Conversion of class B ordinary shares (in Shares)												7,666,667
Ordinary shares outstanding (in Shares)							5,666,667	6,666,667			6,666,667
Class B Ordinary Shares [Member] | Acquiror Support Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)							$ 0.001
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of outstanding voting securities							50.00%	50.00%
Public per share (in Dollars per share)							$ 10.42	$ 10.16
Market Price [Member]
Description of Organization and Business Operations (Details) [Line Items]
Market price percentage							96.00%
Founder Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate amount			$ 189,011
Series of Individually Immaterial Business Acquisitions [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of total outstanding							75.00%